Schedule of Investments(a)
Invesco QQQ TrustSM, Series 1 (QQQ)
June 30, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Automobiles-2.48%
Tesla, Inc.(b)	36,171,343	$ 7,157,585,353
Beverages-2.40%
Coca-Cola Europacific Partners PLC (United Kingdom)	8,887,122	647,604,580
Keurig Dr Pepper, Inc.	26,235,026	876,249,868
Monster Beverage Corp.(b)	20,160,902	1,007,037,055
PepsiCo, Inc.	26,606,848	4,388,267,441
		6,919,158,944
Biotechnology-3.81%
Amgen, Inc.	10,381,888	3,243,820,906
Biogen, Inc.(b)	2,817,677	653,193,882
Gilead Sciences, Inc.	24,111,513	1,654,290,907
GRAIL, Inc.(b)	513,308	7,889,544
Moderna, Inc.(b)	7,416,988	880,767,325
Regeneron Pharmaceuticals, Inc.(b)	2,097,141	2,204,158,105
Vertex Pharmaceuticals, Inc.(b)	4,994,142	2,340,854,238
		10,984,974,907
Broadline Retail-6.39%
Amazon.com, Inc.(b)	77,976,849	15,069,026,069
MercadoLibre, Inc. (Brazil)(b)	981,198	1,612,500,793
PDD Holdings, Inc., ADR (China)(b)	12,926,785	1,718,616,066
		18,400,142,928
Chemicals-1.42%
Linde PLC	9,300,955	4,081,352,064
Commercial Services & Supplies-0.83%
Cintas Corp.	1,963,522	1,374,975,916
Copart, Inc.(b)	18,623,612	1,008,654,826
		2,383,630,742
Communications Equipment-1.29%
Cisco Systems, Inc.	77,971,236	3,704,413,422
Consumer Staples Distribution & Retail-2.76%
Costco Wholesale Corp.	8,583,334	7,295,748,067
Dollar Tree, Inc.(b)	4,220,095	450,579,543
Walgreens Boots Alliance, Inc.	16,655,729	201,451,042
		7,947,778,652
Electric Utilities-1.17%
American Electric Power Co., Inc.	10,201,647	895,092,508
Constellation Energy Corp.	6,100,822	1,221,811,622
Exelon Corp.	19,353,965	669,840,729
Xcel Energy, Inc.	10,753,576	574,348,494
		3,361,093,353
Electronic Equipment, Instruments & Components-0.20%
CDW Corp.	2,600,929	582,191,947
Energy Equipment & Services-0.24%
Baker Hughes Co., Class A	19,331,376	679,884,494
Entertainment-2.51%
Electronic Arts, Inc.	5,163,639	719,449,822
Netflix, Inc.(b)	8,339,406	5,628,098,321
Take-Two Interactive Software, Inc.(b)	3,316,968	515,755,355
Warner Bros. Discovery, Inc.(b)	47,422,082	352,820,290
		7,216,123,788
Financial Services-0.41%
PayPal Holdings, Inc.(b)	20,244,469	1,174,786,536
	Shares	Value
Food Products-0.85%
Kraft Heinz Co. (The)	23,500,798	$ 757,195,712
Mondelez International, Inc., Class A	25,959,728	1,698,804,600
		2,456,000,312
Ground Transportation-0.70%
CSX Corp.	37,839,305	1,265,724,752
Old Dominion Freight Line, Inc.	4,204,528	742,519,645
		2,008,244,397
Health Care Equipment & Supplies-1.87%
DexCom, Inc.(b)	7,696,532	872,632,798
GE HealthCare Technologies, Inc.	8,833,993	688,344,734
IDEXX Laboratories, Inc.(b)	1,598,383	778,732,198
Intuitive Surgical, Inc.(b)	6,864,746	3,053,782,258
		5,393,491,988
Hotels, Restaurants & Leisure-2.69%
Airbnb, Inc., Class A(b)	8,544,542	1,295,608,903
Booking Holdings, Inc.	656,636	2,601,263,514
DoorDash, Inc., Class A(b)	7,386,933	803,550,572
Marriott International, Inc., Class A	5,527,895	1,336,479,174
Starbucks Corp.	21,921,742	1,706,607,615
		7,743,509,778
Industrial Conglomerates-0.93%
Honeywell International, Inc.	12,596,207	2,689,794,043
Interactive Media & Services-10.04%
Alphabet, Inc., Class A	44,013,808	8,017,115,127
Alphabet, Inc., Class C	42,088,241	7,719,825,164
Meta Platforms, Inc., Class A	26,123,349	13,171,915,033
		28,908,855,324
IT Services-0.35%
Cognizant Technology Solutions Corp., Class A	9,615,050	653,823,400
MongoDB, Inc.(b)	1,419,617	354,847,465
		1,008,670,865
Life Sciences Tools & Services-0.11%
Illumina, Inc.(b)	3,082,883	321,791,328
Machinery-0.36%
PACCAR, Inc.	10,143,864	1,044,209,360
Media-1.61%
Charter Communications, Inc., Class A(b)	2,787,537	833,362,061
Comcast Corp., Class A	75,752,831	2,966,480,862
Trade Desk, Inc. (The), Class A(b)	8,616,301	841,554,119
		4,641,397,042
Oil, Gas & Consumable Fuels-0.24%
Diamondback Energy, Inc.	3,446,859	690,026,703
Pharmaceuticals-0.31%
AstraZeneca PLC, ADR (United Kingdom)	11,269,611	878,916,962
Professional Services-1.20%
Automatic Data Processing, Inc.	7,921,188	1,890,708,364
Paychex, Inc.	6,977,059	827,200,115
Verisk Analytics, Inc.	2,761,321	744,314,075
		3,462,222,554
Real Estate Management & Development-0.20%
CoStar Group, Inc.(b)	7,888,041	584,819,360
Semiconductors & Semiconductor Equipment-25.31%
Advanced Micro Devices, Inc.(b)	31,281,169	5,074,118,423
See accompanying notes which are an integral part of this schedule.

Invesco QQQ TrustSM, Series 1 (QQQ)—(continued)
June 30, 2024
(Unaudited)
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Analog Devices, Inc.	9,603,338	$ 2,192,057,932
Applied Materials, Inc.	16,024,129	3,781,534,203
ARM Holdings PLC, ADR(b)	2,287,618	374,300,057
ASML Holding N.V., New York Shares (Netherlands)	1,761,149	1,801,179,917
Broadcom, Inc.	8,968,807	14,399,688,703
GLOBALFOUNDRIES, Inc.(b)	10,674,523	539,703,883
Intel Corp.	82,387,316	2,551,535,176
KLA Corp.	2,605,806	2,148,513,105
Lam Research Corp.	2,530,156	2,694,236,617
Marvell Technology, Inc.	16,752,330	1,170,987,867
Microchip Technology, Inc.	10,390,628	950,742,462
Micron Technology, Inc.	21,431,469	2,818,881,118
NVIDIA Corp.	184,315,464	22,770,332,423
NXP Semiconductors N.V. (China)	4,953,483	1,332,932,740
ON Semiconductor Corp.(b)	8,326,455	570,778,490
QUALCOMM, Inc.	21,598,531	4,301,995,405
Texas Instruments, Inc.	17,620,967	3,427,806,710
		72,901,325,231
Software-16.29%
Adobe, Inc.(b)	8,670,344	4,816,722,906
ANSYS, Inc.(b)	1,689,404	543,143,386
Atlassian Corp., Class A(b)	3,082,608	545,251,703
Autodesk, Inc.(b)	4,170,296	1,031,939,745
Cadence Design Systems, Inc.(b)	5,266,662	1,620,815,231
CrowdStrike Holdings, Inc., Class A(b)	4,464,160	1,710,621,470
Datadog, Inc., Class A(b)	5,969,622	774,200,277
Fortinet, Inc.(b)	14,784,772	891,078,208
	Shares	Value
Software-(continued)
Intuit, Inc.	5,410,310	$ 3,555,709,835
Microsoft Corp.	55,690,283	24,890,771,987
Palo Alto Networks, Inc.(b)	6,266,595	2,124,438,371
Roper Technologies, Inc.	2,071,717	1,167,744,004
Synopsys, Inc.(b)	2,965,328	1,764,548,080
Workday, Inc., Class A(b)	4,102,834	917,229,569
Zscaler, Inc.(b)	2,900,324	557,413,270
		46,911,628,042
Specialty Retail-0.75%
O’Reilly Automotive, Inc.(b)	1,140,373	1,204,302,311
Ross Stores, Inc.	6,495,273	943,893,072
		2,148,195,383
Technology Hardware, Storage & Peripherals-8.40%
Apple, Inc.	114,898,202	24,199,859,305
Textiles, Apparel & Luxury Goods-0.24%
lululemon athletica, inc.(b)	2,338,159	698,408,093
Trading Companies & Distributors-0.24%
Fastenal Co.	11,080,631	696,306,852
Wireless Telecommunication Services-1.39%
T-Mobile US, Inc.	22,679,527	3,995,679,067
TOTAL INVESTMENTS IN SECURITIES-99.99% (Cost $272,139,890,582)		287,976,469,119
OTHER ASSETS LESS LIABILITIES-0.01%		42,470,222
NET ASSETS-100.00%		$288,018,939,341

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
June 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of June 30, 2024, all of the securities in the Trust were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.